INCOME TAXES - Net deferred tax assets (Details) - USD ($)	Oct. 31, 2022	Oct. 31, 2021
Deferred tax assets:
Net operating loss carryforward	$ 107,858	$ 64,139
Accrued payroll liability	12,137	3,825
Valuation allowance	(107,858)	(64,139)
Net deferred tax assets	$ 12,137	$ 3,825